UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MicroCapital LLC
Address: 623 Fifth Ave, Suite 2502
         New York, NY  10022

13F File Number:  28-11807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tim Cruetz
Title:     Vice President
Phone:     212-692-6332

Signature, Place, and Date of Signing:

      /s/  Tim Cruetz     New York, NY     August 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $14,513 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100       35    30400 SH       SOLE                    30400        0        0
ARGAN INC                      COM              04010E109      644    46498 SH       SOLE                    46498        0        0
GLOBAL TRAFFIC NETWORK INC     COM              37947B103     1875   209700 SH       SOLE                   209700        0        0
IKONICS CORP                   COM              45172K102      510    71491 SH       SOLE                    71491        0        0
LOGICVISION INC                COM NEW          54140W305     1210  1034591 SH       SOLE                  1034591        0        0
MOTORCAR PTS AMER INC          COM              620071100     1341   177565 SH       SOLE                   177565        0        0
PARAGON TECHNOLOGIES INC       COM              69912T108      915   150000 SH       SOLE                   150000        0        0
PET DRX CORPORATION            *W EXP 03/17/201 715813119      249   637500 SH       SOLE                   637500        0        0
PET DRX CORPORATION            COM              715813101      128    35449 SH       SOLE                    35449        0        0
QUALSTAR CORP                  COM              74758R109     1984   652520 SH       SOLE                   652520        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101      116    25000 SH       SOLE                    25000        0        0
SRI/SURGICAL EXPRESS INC       COM              78464W104     1598   443929 SH       SOLE                   443929        0        0
SUTRON CORP                    COM              869380105      595    79499 SH       SOLE                    79499        0        0
TETON ENERGY CORP              COM              881628101     1440   288500 SH       SOLE                   288500        0        0
VALPEY FISHER CORP             COM              920344108      522   128895 SH       SOLE                   128895        0        0
ZILA INC                       COM PAR $0.01    989513205     1351  4501800 SH       SOLE                  4501800        0        0